Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,194,670.26
Total Fee Amount	993.58
Total Offset Amount	0.00
Net Fee	$ 993.58
Offset Table N/A	N/A